Segment reporting (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	$ 399,664	$ 256,458	$ 735,526	$ 473,217
Latin America
Disclosure of operating segments [line items]
Revenue	326,630	202,709	589,116	365,605
BRAZIL
Disclosure of operating segments [line items]
Revenue	90,176	46,991	148,010	81,410
MEXICO
Disclosure of operating segments [line items]
Revenue	74,716	45,660	130,396	82,371
ARGENTINA
Disclosure of operating segments [line items]
Revenue	68,918	31,637	130,130	59,882
Other countries
Disclosure of operating segments [line items]
Revenue	92,820	78,421	180,580	141,942
Non-LatAm
Disclosure of operating segments [line items]
Revenue	$ 73,034	$ 53,749	$ 146,410	$ 107,612